Land Use Rights, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Land Use Rights, Net
Land use rights	¥ 235,198		¥ 216,489
Less: Accumulated amortization-land use rights	(22,595)		(17,368)
Total land use rights, net	¥ 212,603	$ 30,825	¥ 199,121